UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07857

                OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------


                                                              Shares             Value
--------------------------------------------------------------------------------------
WHOLLY-OWNED SUBSIDIARY--25.4%
--------------------------------------------------------------------------------------
RAF Fund Ltd. 1,2 (Cost $402,833,434)                      4,000,000      $360,617,049

                                                           Principal
                                                              Amount
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.1%
--------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed
Pass-Through Certificates, Series 2006-M3,
Cl. A2B, 5.42%, 9/25/36 3,4                            $   1,890,000         1,891,134
--------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile
Asset-Backed Securities, Series 2006-A, Cl
A2, 5.30%, 5/26/09                                         3,520,000         3,525,244
--------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2,
Automobile Asset-Backed Securities, Series
2004-2, Cl. A3, 3.58%, 1/15/09                             2,250,000         2,224,802
--------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home
Equity Mtg. Obligations,
Series 2006-WFH3, Cl. A2, 5.42%, 10/31/36 4                1,920,000         1,920,000
--------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10,
Mtg. Pass-Through Certificates, Series 2006-FF10,
Cl. A3, 5.42%, 7/25/36 4                                   3,520,000         3,522,112
--------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF12,
Mtg. Pass-Through Certificates, Series 2006-FF12,
Cl. A3, 5.43%, 9/25/36 3,4                                14,829,000        14,819,153
--------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9,
Mtg. Pass-Through Certificates, Series 2006-FF9,
Cl. 2A2, 5.43%, 7/7/36 4                                   1,937,000         1,938,163
--------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 4                  2,338,532         2,331,679
--------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3,
Mtg. Pass-Through Certificates, Series 2006-WMC3,
Cl. A3, 5.42%, 9/29/36 3,4                                 4,690,000         4,692,814
--------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.762%, 1/25/29 3                   405,715            85,200
--------------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Asset-Backed Certificates, Series 2006-2,
Cl. 2A2, 5.42%, 7/1/36 4                                   5,990,000         5,993,598
--------------------------------------------------------------------------------------
RAMP:
Series 2004-RS7 Trust, Mtg. Asset-Backed
Pass-Through Certificates,
Series 2004-RS7, Cl. AI32 4.45%, 7/25/28                   2,109,813         2,094,147
Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.40%, 7/25/36 4                  2,012,470         2,013,823
--------------------------------------------------------------------------------------
RASC, Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates,
Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 4                  6,913,000         6,917,149
--------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust
XIV, Asset-Backed Nts., Series 2000-14, Cl. 2,
8.61%, 9/30/08 3                                           3,048,367           582,848
--------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust, Home Equity Asset-
Backed Certificates, Series 2006-2, Cl. A2,
5.42%, 7/25/36 4                                           3,605,000         3,607,163
                                                                          ------------
Total Asset-Backed Securities (Cost $60,944,193)                            58,159,029

--------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--37.1%
--------------------------------------------------------------------------------------
GOVERNMENT AGENCY--32.1%
--------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--32.1%
Fannie Mae Whole Loan, CMO Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44            212,667           220,558
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18-10/1/18                                      1,481,759         1,444,946
6%, 7/1/17                                                 1,354,998         1,376,255
6.50%, 6/1/16-8/1/32                                       7,743,328         7,930,857
7%, 11/1/22-12/1/34                                        5,276,059         5,441,438
8%, 4/1/16                                                   108,600           114,995
9%, 8/1/22-5/1/25                                             34,150            36,631


1           |                   Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                           Principal
                                                              Amount             Value
--------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------
GOVERNMENT AGENCY CONTINUED
--------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., CMO Gtd.
Multiclass Mtg. Participation Certificates:
Series 2341, Cl. FP, 6.22%, 7/15/31 4                  $   1,303,560      $  1,330,930
Series 3153, Cl. FJ, 5.70%, 5/15/36 4                      2,255,080         2,262,362
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2001-81, Cl. HE, 6.50%, 1/25/32                     1,559,421         1,600,648
Series 2002-66, Cl. FG, 6.33%, 9/25/32 4                   1,564,037         1,590,420
Series 2002-84, Cl. FB, 6.32%, 12/25/32 4                  8,234,682         8,429,320
Series 2003-11, Cl. FA, 6.33%, 9/25/32 4                   5,858,336         6,015,196
Series 2080, Cl. Z, 6.50%, 8/15/28                         1,479,106         1,513,562
Series 2116, Cl. ZA, 6%, 1/15/29                           6,966,294         7,122,186
Series 2191, Cl. TZ, 7%, 10/15/29                          3,149,856         3,261,073
Series 2427, Cl. ZM, 6.50%, 3/15/32                        4,697,531         4,854,247
Series 2436, Cl. MC, 7%, 4/15/32                           1,724,608         1,797,283
Series 2465, Cl. PG, 6.50%, 6/15/32                        6,949,827         7,141,276
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security,
Series 177, Cl. IO, 12.489%, 7/1/26 5                        694,869           150,072
--------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19-12/1/20                                     19,168,670        18,686,583
4.50%, 9/1/18 6                                           18,222,655        17,787,928
5%, 12/1/19-3/1/34                                        48,133,635        47,302,778
5%, 12/1/21 6                                             43,270,000        42,877,887
5.50%, 6/1/33-11/1/33                                     20,913,636        20,889,543
5.50%, 12/1/21-10/1/33 6                                  41,726,188        41,907,711
6%, 6/1/30-11/1/33                                        28,517,819        28,933,853
6%, 12/18/21-4/1/33 6                                     65,528,051        66,667,278
6.50%, 5/1/17-5/1/33                                      15,975,227        16,384,218
6.50%, 12/1/36 6                                          30,350,000        30,975,969
7%, 11/1/17-4/1/33                                        19,983,093        20,616,011
8.50%, 7/1/32                                                 17,025            18,366
--------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd.
Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                    4,108,857         4,222,291
Trust 1999-64, Cl. TH, 7.50%, 12/25/29                     8,169,075         8,636,244
Trust 2002-9, Cl. PC, 6%, 3/25/17                          5,219,245         5,318,580
Trust 2003-84, Cl. PW, 3%, 6/25/22                         4,585,261         4,504,468
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                     9,590,000         9,656,497
--------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 294, Cl. 2, 12.014%, 2/1/28 5                          550,172           113,476
Trust 321, Cl. 2, 11.884%, 4/1/32 5                        2,478,319           521,911
Trust 340, Cl. 2, 7.009%, 9/1/33 5                         3,459,609           792,774
Trust 342, Cl. 2, 10.90%, 9/1/33 5                         5,113,894         1,067,174
--------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security, Trust 340,
Cl. 1, 5.539%, 9/1/33 7                                    3,459,609         2,606,830
                                                                          ------------
                                                                           454,122,625


2           |                   Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                           Principal
                                                              Amount             Value
--------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------
GOVERNMENT AGENCY CONTINUED
--------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%,
8/15/17-12/15/17                                       $      55,978      $     59,734
                                                                          ------------
                                                                                59,734
--------------------------------------------------------------------------------------
NON-AGENCY--5.0%
--------------------------------------------------------------------------------------
COMMERCIAL--4.4%
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 2006-5, Cl. A2, 5.348%, 10/10/11                    5,325,000         5,391,146
--------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO
Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                     1,564,200         1,593,877
--------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
Commercial Mtg. Obligations, Series 2003-T10,
Cl. A1, 4%, 3/13/40                                          667,315           651,111
--------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg.
Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.42%, 8/25/08 3,4                 5,018,389         5,023,438
--------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                   4,606,545         4,600,430
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                    2,053,419         2,054,767
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                 6,019,444         6,023,627
--------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                      681,000           668,013
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                    1,300,000         1,284,348
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                    2,750,000         2,740,553
--------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates,
Series 2005-GG5, Cl A2, 5.117%, 4/10/37                    5,992,000         6,022,870
--------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A2,
5.479%, 11/10/39 4                                         5,066,000         5,161,089
--------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                    950,000           937,914
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                  2,585,000         2,567,520
--------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                            3,320,000         3,315,881
--------------------------------------------------------------------------------------
RALI, Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                       6,699,951         6,699,310
--------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB,
CMO Pass-Through Certificates, Series 2006-A9CB,
Cl. A5, 6%, 9/25/36                                        7,549,799         7,541,306
                                                                          ------------
                                                                            62,277,200
--------------------------------------------------------------------------------------
RESIDENTIAL--0.6%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                    8,033,419         8,136,351
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                      558,332           574,735
                                                                          ------------
                                                                             8,711,086
                                                                          ------------
Total Mortgage-Backed Obligations (Cost $521,538,064)                      525,170,645

--------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.2%
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4%, 8/17/07                                                  990,000           982,368


3           |                   Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                           Principal
                                                              Amount             Value
--------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------
5%, 9/16/08 8                                          $   1,440,000      $  1,445,640
                                                                          ------------
Total U.S. Government Obligations (Cost $2,419,255)                          2,428,008

--------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--20.7%
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.2%
--------------------------------------------------------------------------------------
AUTOMOBILES--0.8%
DaimlerChrysler North America Holding Corp.,
7.30% Nts., 1/15/12                                        5,305,000         5,690,583
--------------------------------------------------------------------------------------
Residential Capital Corp., 6.125% Sr. Unsec.
Nts., 11/21/08                                             5,590,000         5,656,057
                                                                          ------------
                                                                            11,346,640
--------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.4%
Block Financial Corp., 8.50% Sr. Unsec. Unsub.
Nts., 4/15/07                                              4,980,000         5,029,695
--------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.4%
P&O Princess/Carnival plc, 7.30% Nts., 6/1/07                935,000           943,253
--------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                  3,900,000         4,305,304
                                                                          ------------
                                                                             5,248,557
--------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
D.R. Horton, Inc., 7.50% Sr. Unsec. Nts., 12/1/07          4,460,000         4,550,574
--------------------------------------------------------------------------------------
MEDIA--1.9%
British Sky Broadcasting Group plc, 8.20% Sr.
Unsec. Nts., 7/15/09                                       4,075,000         4,376,546
--------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08          3,885,000         4,059,421
--------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25%
Nts., 3/15/11                                              3,870,000         3,757,395
--------------------------------------------------------------------------------------
Comcast Corp., 5.85% Sr. Unsec. Unsub. Nts., 1/15/10       6,305,000         6,443,426
--------------------------------------------------------------------------------------
Gannett Co., Inc., 5.50% Unsec. Nts., 4/1/07               1,270,000         1,268,506
--------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                  283,000           286,936
--------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12            630,000           609,003
--------------------------------------------------------------------------------------
Time Warner, Inc.:
5.50% Nts., 11/15/11                                       2,500,000         2,521,845
6.75% Sr. Unsec. Unsub. Nts., 4/15/11                      4,145,000         4,378,256
                                                                          ------------
                                                                            27,701,334
--------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
May Department Stores Co., 7.90% Unsec.
Debs., 10/15/07                                            5,150,000         5,241,366
--------------------------------------------------------------------------------------
CONSUMER STAPLES--1.3%
--------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
CVS Corp., 4% Sr. Unsec. Nts., 9/15/09                     1,590,000         1,544,804
--------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13         3,810,000         3,815,902
--------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11               7,488,000         7,803,492
                                                                          ------------
                                                                            13,164,198
--------------------------------------------------------------------------------------
TOBACCO--0.4%
Philip Morris Cos., 7.20% Unsec. Nts., 2/1/07              6,020,000         6,030,077
--------------------------------------------------------------------------------------
ENERGY--2.5%
--------------------------------------------------------------------------------------
OIL & GAS--2.5%
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub.
Nts., 8/1/12                                                 995,000         1,004,257
--------------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr. Unsec.
Unsub. Nts., 2/1/11                                        5,070,000         5,454,250
--------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                               890,000           906,299
7.75% Sr. Unsec. Nts., 2/15/12                               470,000           518,977
--------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.50% Sr. Unsec.
Nts., 11/1/10                                              5,225,000         5,604,805
--------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375% Sr. Unsec. Nts., 10/1/07        3,264,000         3,238,139
--------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec.          8,240,000         8,664,360
Unsub. Nts., 2/1/09


4           |                   Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                           Principal
                                                              Amount             Value
--------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------
ENERGY CONTINUED
OIL & GAS CONTINUED
--------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623%
Sr. Nts., Cl. A1, 6/15/10 9                            $   6,100,000      $  6,034,211
--------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                        2,280,000         2,313,160
7.625% Sr. Unsec. Nts., 2/15/12                              200,000           216,156
--------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13        1,175,000         1,201,248
                                                                          ------------
                                                                            35,155,862
--------------------------------------------------------------------------------------
FINANCIALS--4.7%
--------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Amvescap plc, 5.90% Sr. Unsec. Nts., 1/15/07               5,780,000         5,782,075
--------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The), 3.75%
Unsec. Unsub. Nts., 2/15/08                                  300,000           294,968
                                                                          ------------
                                                                             6,077,043
--------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.4%
ABN Amro Bank NV (Chicago Branch), 7.125%
Unsec. Sub. Nts., 6/18/07                                  4,475,000         4,517,155
--------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08               1,385,000         1,371,574
                                                                          ------------
                                                                             5,888,729
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Bank of America Corp., 3.875% Nts., 1/15/08                  320,000           315,390
--------------------------------------------------------------------------------------
CIT Group, Inc., 5.40% Sr. Nts., 3/7/13                    7,000,000         7,036,351
--------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12                            490,000           511,725
--------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07            270,000           267,320
--------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08                        510,000           502,244
--------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                            320,000           321,028
                                                                          ------------
                                                                             8,954,058
--------------------------------------------------------------------------------------
INSURANCE--1.0%
Allstate Financial Global Funding, 5.25% Nts.,
2/1/07 9                                                     190,000           189,967
--------------------------------------------------------------------------------------
John Hancock Global Funding II, 5% Nts., 7/27/07 9         1,532,000         1,527,046
--------------------------------------------------------------------------------------
Lincoln National Corp., 5.25% Sr. Unsec.
Nts., 6/15/07                                              2,265,000         2,260,484
--------------------------------------------------------------------------------------
Loews Corp., 6.75% Unsec. Nts., 12/15/06                   4,360,000         4,360,780
--------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08            720,000           704,226
--------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 9            1,140,000         1,111,511
--------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 7.65% Surplus
Nts., 7/1/07 9                                               630,000           639,402
--------------------------------------------------------------------------------------
Torchmark Corp., 6.25% Nts., 12/15/06                      3,170,000         3,170,133
                                                                          ------------
                                                                            13,963,549
--------------------------------------------------------------------------------------
REAL ESTATE--1.2%
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                5,760,000         6,373,976
--------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec.
Nts., 3/1/12                                               5,180,000         5,095,696
--------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub.
Nts., 6/15/07                                              5,498,000         5,495,614
                                                                          ------------
                                                                            16,965,286
--------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Countrywide Home Loans, Inc.:
5.50% Nts., Series K, 2/1/07                                 405,000           405,032
5.625% Nts., Series K, 5/15/07                             3,170,000         3,173,497
--------------------------------------------------------------------------------------
MGIC Investment Corp., 6% Sr. Unsec. Nts., 3/15/07         3,230,000         3,233,647
--------------------------------------------------------------------------------------
Washington Mutual, Inc., 5.625% Sr. Unsec.
Nts., 1/15/07                                              7,882,000         7,883,553
                                                                          ------------
                                                                            14,695,729


5           |                   Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                           Principal
                                                              Amount             Value
--------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------
HEALTH CARE--0.5%
--------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                            $   1,900,000      $  2,017,591
7.40% Unsec. Nts., 5/15/07                                 3,810,000         3,841,132
--------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 5.20% Sr. Unsec.
Nts., 1/17/07 10                                           1,310,000         1,309,578
                                                                          ------------
                                                                             7,168,301
--------------------------------------------------------------------------------------
INDUSTRIALS--1.0%
--------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 9          6,020,000         5,906,475
--------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                436,000           436,525
                                                                          ------------
                                                                             6,343,000
--------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Waste Management, Inc., 7.125% Sr. Unsec.
Nts., 10/1/07                                              1,765,000         1,784,517
--------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Textron Financial Corp., 5.875% Unsec. Unsub.
Nts., 6/1/07                                               2,630,000         2,637,356
--------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Erac USA Finance Co., 6.75% Nts., 5/15/07 9                3,490,000         3,507,192
--------------------------------------------------------------------------------------
MATERIALS--0.5%
--------------------------------------------------------------------------------------
CHEMICALS--0.3%
Praxair, Inc., 4.75% Unsec. Nts., 7/15/07                  3,510,000         3,500,312
--------------------------------------------------------------------------------------
METALS & MINING--0.2%
Barrick Gold Finance Co., 7.50% Unsec. Debs., 5/1/07       3,170,000         3,197,281
--------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
--------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
Telecom Italia Capital SpA, 4% Unsec. Unsub.
Nts., 1/15/10                                              2,970,000         2,849,614
--------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Sr. Unsec. Nts.,
11/15/08                                                   3,455,000         3,374,443
--------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08         5,740,000         5,676,912
--------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                               4,565,000         5,048,580
--------------------------------------------------------------------------------------
Verizon Global Funding Corp., 6.125%
Nts., 6/15/07 10                                           2,850,000         2,862,668
--------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375% Unsub. Nts.,
12/15/06 10                                                6,060,000         6,059,806
                                                                          ------------
                                                                            25,872,023
--------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Capital Corp., 6% Sr. Unsec. Nts., 1/15/07          6,105,000         6,105,433
--------------------------------------------------------------------------------------
UTILITIES--3.7%
--------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Alabama Power Co., 2.80% Sr. Unsec. Unsub. Nts.,
Series Y, 12/1/06                                          3,860,000         3,860,000
--------------------------------------------------------------------------------------
FPL Group Capital, Inc., 4.086% Nts.,
Series A, 2/16/07                                          5,020,000         5,007,937
--------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts.,
10/1/07                                                      580,000           577,052
--------------------------------------------------------------------------------------
Pepco Holdings, Inc., 5.50% Unsec. Unsub.
Nts., 8/15/07                                                820,000           820,723
--------------------------------------------------------------------------------------
Southern Co. Capital Funding, Inc., 5.30% Sr. Unsec.
Unsub. Nts., Series A, 2/1/07                              1,270,000         1,268,919
                                                                          ------------
                                                                            11,534,631
--------------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Baltimore Gas & Electric Co., 5.25% Unsec. Nts.,
12/15/06                                                   3,040,000         3,039,757
--------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.7%
CenterPoint Energy, Inc., 7.25% Sr. Nts.,
Series B, 9/1/10                                           6,770,000         7,205,548
--------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec.
Nts., 11/15/10                                             7,175,000         7,812,736


6           |                   Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount               Value
-----------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
-----------------------------------------------------------------------------------------
UTILITIES CONTINUED
MULTI-UTILITIES & UNREGULATED POWER CONTINUED
-----------------------------------------------------------------------------------------
Panhandle Eastern Pipe Line Co., 2.75% Sr. Unsec.
Nts., Series B, 3/15/07                                  $  5,140,000      $    5,101,471
-----------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                 3,570,000           3,569,065
-----------------------------------------------------------------------------------------
Public Service Co. of New Mexico, 4.40% Sr. Unsec.
Nts., 9/15/08                                               1,235,000           1,215,954
-----------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10         6,220,000           6,733,486
-----------------------------------------------------------------------------------------
Texas Eastern Transmission Corp., 5.25% Sr. Unsec.
Unsub. Nts., 7/15/07                                        6,723,000           6,704,415
                                                                           --------------
                                                                               38,342,675
                                                                           --------------
Total Corporate Bonds and Notes (Cost $291,406,296)                           293,045,175

-----------------------------------------------------------------------------------------
HYBRID INSTRUMENTS--21.2%
-----------------------------------------------------------------------------------------
COMMODITY-LINKED SECURITIES--19.7%
Morgan Stanley Capital Services, Inc.,
Goldman Sachs Commodity Index Total Return
Linked Securities, 5.22%, 3/5/07 4,11                      90,000,000          74,873,794
-----------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return
Linked Securities, 4.98%, 4/3/07 11                        38,000,000          27,991,032
Goldman Sachs Commodity Index Total Return
Linked Securities, 4.95%, 3/19/07 11                       40,000,000          33,983,304
Goldman Sachs Commodity Index Total Return
Linked Securities, 4.944%, 3/27/07 11                      34,000,000          28,908,704
Goldman Sachs Commodity Index Total Return
Linked Securities, 4.90%, 2/27/07 11                       60,000,000          47,504,814
-----------------------------------------------------------------------------------------
AIG International, Inc.:
Goldman Sachs Commodity Index Total Return
Linked Securities, 5.25%, 11/6/07 11                       40,000,000          37,276,096
Goldman Sachs Commodity Index Equity Linked
Securities, 5.20%, 12/6/0 11                               26,000,000          28,466,290
                                                                           --------------
                                                                              279,004,034
-----------------------------------------------------------------------------------------
STRUCTURED SECURITIES--1.5%
Goldman Sachs Group, Inc. (The), AB Svensk
Exportkredit Linked Nts., 5.114%, 1/29/08 4                15,000,000          16,063,500
-----------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through
Certificates, Series 2002-1, 4.642%, 11/30/07 4             5,434,321           5,408,699
                                                                           --------------
                                                                               21,472,199
                                                                           --------------
Total Hybrid Instruments (Cost $348,463,438)                                  300,476,233

SHARES

-----------------------------------------------------------------------------------------
MONEY MARKET FUND--2.9%
-----------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.24% 12,13
(Cost $41,550,357)                                         41,550,357          41,550,357
-----------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $1,669,155,037)                                                       1,581,446,496

                                                            PRINCIPAL
                                                               AMOUNT
-----------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.1% 14
-----------------------------------------------------------------------------------------
Undivided interest of 0.01% in joint repurchase
agreement (Principal Amount/Value $3,650,000,000, with
a maturity value of $3,650,541,417) with Nomura
Securities, 5.34%, dated 11/30/06, to be repurchased
at $301,820 on 12/1/06, collateralized by U.S. Agency
Mortgages, 0.00%-7.374%, 3/15/14-10/25/44, with a
value of $3,723,000,000                                  $    301,775             301,775
-----------------------------------------------------------------------------------------


7           |                   Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                              Principal
                                                                 Amount                  Value
-----------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED CONTINUED
-----------------------------------------------------------------------------------------------
Undivided interest of 0.02% in joint repurchase
agreement (Principal Amount/Value $1,250,000,000 with
a maturity value of $1,250,185,764) with ING Financial
Markets LLC, 5.35%, dated 11/30/06, to be repurchased
at $295,044 on 12/1/06, collateralized by U.S. Agency
Mortgages, 0.00%-5.92%, 3/15/20-10/25/36, with a value
of $1,275,001,024                                           $   295,000        $       295,000
-----------------------------------------------------------------------------------------------
Undivided interest of 0.02% in joint repurchase
agreement (Principal Amount/Value $1,500,000,000, with
a maturity value of 1,500,221,771) with Banc of
America Securities LLC, 5.3225%, dated 11/30/06, to be
repurchased at $295,044 on 12/1/06, collateralized by
U.S. Agency Mortgages, 0.00%-5%, 7/1/35-11/15/36, with
a value of $1,530,000,000                                       295,000                295,000
-----------------------------------------------------------------------------------------------
Undivided interest of 0.10% in joint repurchase
agreement (Principal Amount/Value $300,000,000,
with a maturity value of $300,044,583) with GX Clarke,
5.35%, dated 11/30/06, to be repurchased at $295,044
on 12/1/06, collateralized by U.S. Agency Mortgages,
0.00%-10.35%, 12/1/06-7/15/36, with a value of
$306,001,111                                                    295,000                295,000
-----------------------------------------------------------------------------------------------
Undivided interest of 0.12% in joint repurchase
agreement (Principal Amount/Value $250,000,000, with a
maturity value of $250,036,806) with Societe Generale,
New York Branch, 5.30%, dated 11/30/06, to be
repurchased at $295,043 on 12/1/06, collateralized by
U.S. Agency Mortgages, 0.00%-5.50%, 1/15/08-4/1/36,
with a value of $255,000,946                                    295,000                295,000
                                                                               ---------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $1,481,775)                                                  1,481,775
-----------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,670,636,812)                 111.7%         1,582,928,271
-----------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                             (11.7)          (165,249,156)
                                                            -----------------------------------
Net Assets                                                        100.0        $ 1,417,679,115
                                                            ===================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Investment in a wholly-owned subsidiary. See accompanying Notes and individual financial statements of the entity included herein beginning on page 14.

3. Illiquid security. The aggregate value of illiquid securities as of November 30, 2006 was $27,094,587, which represents 1.91% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,645,407 or 0.19% of the Fund's net assets as of November 30, 2006.

6. When-issued security or forward commitment to be delivered and settled after November 30, 2006. See accompanying Notes.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $2,606,830 or 0.18% of the Fund's net assets as of November 30, 2006.

8. Partial or fully-loaned security. See accompanying Notes.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,915,804 or 1.33% of the Fund's net assets as of November 30, 2006.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $10,232,052. See accompanying Notes.

11. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

12. Represents ownership of an affiliated fund, at or during the period ended November 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                         SHARES                                            SHARES
                                     AUGUST 31,            GROSS            GROSS    NOVEMBER 30,
                                           2006        ADDITIONS       REDUCTIONS            2006
-------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.24%*             --      291,587,645      250,037,288      41,550,357

                                                                                         DIVIDEND
                                                                            VALUE          INCOME
-------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.24%*                                      $41,550,357       $ 326,526

      * The money fund and the Fund are affiliated by having the same investment advisor.

13. Rate shown is the 7-day yield as of November 30, 2006.

14. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


8           |                   Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

EFFECTIVE JANUARY 2, 2007, OPPENHEIMER REAL ASSET FUND CHANGED ITS NAME TO OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND.

INVESTMENT IN RAF FUND LTD. The Fund may invest up to 25% of its total assets in RAF Fund Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Advisor and the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on a cost recovery basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports and the Fund's Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National


9           |                   Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets


10           |                  Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of November 30, 2006, the Fund had purchased $241,980,561 of securities issued on a when-issued basis or forward commitment and sold $78,329,644 of securities issued on a when-issued basis or forward commitment.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.


11           |                  Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity futures) inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of November 30, 2006, the Fund had outstanding futures contracts as follows:

                                   EXPIRATION      NUMBER OF          VALUATION AS OF         UNREALIZED
CONTRACT DESCRIPTION                    DATES      CONTRACTS        NOVEMBER 30, 2006       DEPRECIATION
--------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL

U.S. Long Bonds                       3/21/07            134             $ 15,326,250       $     76,290
U.S. Treasury Nts., 2 yr.             3/30/07          1,662              340,710,000            678,590
U.S. Treasury Nts., 5 yr.             3/30/07          1,277              135,561,531            622,331
U.S. Treasury Nts., 10 yr.   12/19/06-3/21/07          1,742              190,106,813          2,244,630
                                                                                            ------------
                                                                                            $  3,621,841
                                                                                            ============


12           |                  Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of November 30, 2006, the Fund had entered into the following total return swap agreements:

SWAP                              NOTIONAL                                                            TERMINATION         UNREALIZED
COUNTERPARTY                        AMOUNT          PAID BY THE FUND       RECEIVED BY THE FUND             DATES       DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
                                                    If negative, the       Lehman Brothers CMBS
                                               absolute value of the   Spread plus Total Return
                                             Total Return Amount for   Amount value for a given
Deutsche Bank AG               $ 8,090,000     a given Index Period.              Index Period.           12/1/06       $     27,375
------------------------------------------------------------------------------------------------------------------------------------
                                                    If negative, the       If positive, receive
                                               absolute value of the   the Spread on the Lehman
                                            Lehman Brothers CMBS AAA      Brothers CMBS AAA 8.5
Lehman Brothers Special                        8.5 plus Index Spread   plus Index Spread Return
Financing, Inc.                 20,670,000            Return Amount.   Amount and Carry Amount.           12/1/06             31,391
                                                                                                                        ------------
                                                                                                                        $     58,766
                                                                                                                        ============

Abbreviations are as follows:

CMBS      Commercial Mortgage Backed Securities


13           |                  Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of November 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of November 30, 2006, the Fund had on loan securities valued at $1,459,140, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $1,481,775 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities             $1,670,662,348
Federal tax cost of other investments        (678,082,753)
                                           ---------------
Total federal tax cost                     $  992,579,595
                                           ===============

Gross unrealized appreciation              $    9,595,043
Gross unrealized depreciation                (101,009,727)
                                           ---------------
Net unrealized depreciation                $  (91,414,684)
                                           ===============


14           |                  Oppenheimer Commodity Strategy Total Return Fund

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------


                                                                Principal
                                                                   Amount             Value
-------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.6%
-------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed
Pass-Through Certificates, Series 2006-M3,
Cl. A2B, 5.42%, 9/25/36 1,2                                 $     630,000      $    630,378
-------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile
Asset-Backed Securities, Series 2006-A, Cl. A2,
5.30%, 5/26/09                                                  1,170,000         1,171,743
-------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg.
Obligations, Series 2006-WFH3, Cl. A2, 5.42%,
10/31/36 2                                                        670,000           670,000
-------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
5.42%, 7/25/36 2                                                2,030,000         2,031,218
-------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
5.43%, 7/7/36 2                                                 1,060,000         1,060,637
-------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 2                       1,343,378         1,339,441
-------------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3, Mtg.
Pass-Through Certificates, Series 2006-WMC3, Cl. A3,
5.42%, 9/29/36 1,2                                              1,570,000         1,570,942
-------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.762%, 1/25/29 1                        239,840            50,366
-------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 5.42%, 7/1/36 2           3,450,000         3,452,072
-------------------------------------------------------------------------------------------
RAMP:
Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32 4.45%, 7/25/28          1,218,744         1,209,694
Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.40%,
7/25/36 2                                                       1,155,076         1,155,853
-------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed Certificates, Series
2006-2, Cl. A2, 5.42%, 7/25/36 2                                2,080,000         2,081,248
                                                                               ------------
Total Asset-Backed Securities (Cost $16,417,124)                                 16,423,592

-------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--47.6%
-------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--39.8%
-------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--39.8%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                               129,166           133,959
-------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18-10/1/18                                             852,741           831,556
6%, 7/1/17                                                        788,800           801,175
6.50%, 4/1/21-8/1/32                                            4,071,194         4,169,771
7%, 11/1/22-12/1/34                                             3,033,750         3,128,804
8%, 4/1/16                                                         55,706            58,987
9%, 8/1/22                                                          9,022             9,657
-------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass
Mtg. Participation Certificates:
Series 2341, Cl. FP, 6.22%, 7/15/31 2                             367,671           375,391
Series 3153, Cl. FJ, 5.70%, 5/15/36 2                           1,292,985         1,297,161
-------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate
Mtg. Investment Conduit Multiclass Pass-Through
Certificates:
Series 2080, Cl. Z, 6.50%, 8/15/28                                520,040           532,155
Series 2116, Cl. ZA, 6%, 1/15/29                                4,024,189         4,114,242
Series 2191, Cl. TZ, 7%, 10/15/29                               1,812,504         1,876,501
Series 2427, Cl. ZM, 6.50%, 3/15/32                             1,651,425         1,706,519
Series 2436, Cl. MC, 7%, 4/15/32                                  989,253         1,030,939


15           |                  Oppenheimer Commodity Strategy Total Return Fund

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                Principal
                                                                   Amount             Value
-------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security, Series 177, Cl. IO,
7.743%, 7/1/26 3                                            $    397,640      $      85,879
-------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19                                                  1,411,893          1,376,384
4.50%, 9/1/18 4                                                4,596,361          4,486,708
5%, 7/1/33-3/1/34                                             14,700,893         14,401,913
5%, 12/1/21-12/1/36 4                                         13,128,000         12,977,271
5.50%, 6/1/33-11/1/33                                         18,574,053         18,552,656
5.50%, 12/1/21 4                                               9,555,000          9,608,747
6%, 6/1/30-11/1/32                                             6,254,065          6,352,269
6%, 12/18/21-1/1/22 4                                         16,310,000         16,602,252
6.50%, 12/1/28                                                   502,841            517,372
6.50%, 12/1/36 4                                               8,560,000          8,736,550
6.50%, 6/1/17 5                                                6,707,771          6,875,173
7%, 11/1/17                                                    1,691,106          1,741,672
8.50%, 7/1/32                                                      8,105              8,744
-------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                        1,412,595          1,451,592
Trust 1999-64, Cl. TH, 7.50%, 12/25/29                         4,853,144          5,130,684
Trust 2002-9, Cl. PC, 6%, 3/25/17                              3,006,881          3,064,109
Trust 2003-84, Cl. PW, 3%, 6/25/22                             2,638,501          2,592,011
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                         5,530,000          5,568,345
-------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2005-83, Cl. SL, 8.028%, 10/25/35 3                     16,723,420            971,753
Trust 294, Cl. 2, 8.811%, 2/1/28 3                               314,546             64,877
Trust 321, Cl. 2, 8.971%, 4/1/32 3                             1,425,722            300,244
Trust 340, Cl. 2, 6.823%, 9/1/33 3                             1,996,080            457,404
-------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security, Trust 340, Cl. 1,
5.313%, 9/1/33 6                                               1,996,080          1,504,055
                                                                              -------------
                                                                                143,495,481
-------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 12/15/17                9,264              9,885
-------------------------------------------------------------------------------------------
NON-AGENCY--7.8%
-------------------------------------------------------------------------------------------
COMMERCIAL--6.5%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2006-5, Cl. A2,
5.348%, 10/10/11                                               1,835,000          1,857,794
-------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32             899,514            916,581
-------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
Commercial Mtg. Obligations, Series 2003-T10, Cl. A1,
4%, 3/13/40                                                      391,617            382,108
-------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                       2,649,470          2,645,953
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                        1,171,151          1,171,920
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                     2,009,611          2,011,008
-------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                          400,000            392,372
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                          750,000            740,970


16           |                  Oppenheimer Commodity Strategy Total Return Fund

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                Principal
                                                                   Amount             Value
-------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                      $  1,590,000      $  1,584,538
-------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A2, 5.479%,
11/10/39 2                                                      1,808,000         1,841,936
-------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                         550,000           543,003
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                         730,000           725,064
-------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                                 1,920,000         1,917,618
-------------------------------------------------------------------------------------------
RALI, Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                     2,286,866         2,286,647
-------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO
Pass-Through Certificates, Series 2006-A9CB, Cl. A5,
6%, 9/25/36                                                     4,353,122         4,348,225
                                                                               ------------
                                                                                 23,365,737
-------------------------------------------------------------------------------------------
RESIDENTIAL--1.3%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                         4,568,022         4,626,553
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                           318,177           327,525
                                                                               ------------
                                                                                  4,954,078
                                                                               ------------
Total Mortgage-Backed Obligations (Cost $170,514,709)                           171,825,181

-------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.4%
-------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4%, 8/17/07                                                       570,000           565,606
5%, 9/16/08                                                       825,000           828,232
                                                                               ------------
Total U.S. Government Obligations (Cost $1,388,819)                               1,393,838

-------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--35.7%
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.5%
-------------------------------------------------------------------------------------------
AUTOMOBILES--0.9%
DaimlerChrysler North America Holding Corp.,
7.30% Nts., 1/15/12                                             1,495,000         1,603,661
-------------------------------------------------------------------------------------------
Residential Capital Corp., 6.125% Sr. Unsec.
Nts., 11/21/08                                                  1,575,000         1,593,612
                                                                               ------------
                                                                                  3,197,273
-------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.8%
Block Financial Corp., 8.50% Sr. Unsec. Unsub.
Nts., 4/15/07 5                                                 2,880,000         2,908,740
-------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
P&O Princess/Carnival plc, 7.30% Nts., 6/1/07                     540,000           544,767
-------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                       1,100,000         1,214,316
                                                                               ------------
                                                                                  1,759,083
-------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
D.R. Horton, Inc., 7.50% Sr. Unsec. Nts., 12/1/07               1,258,000         1,283,547
-------------------------------------------------------------------------------------------
MEDIA--3.5%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec.
Nts., 7/15/09                                                   1,145,000         1,229,729
-------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                 300,000           313,469
-------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11         2,230,000         2,165,114
-------------------------------------------------------------------------------------------
Comcast Corp., 5.85% Sr. Unsec. Unsub. Nts., 1/15/10            3,630,000         3,709,697
-------------------------------------------------------------------------------------------
Gannett Co., Inc., 5.50% Unsec. Nts., 4/1/07                      730,000           729,142
-------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                       160,000           162,225
-------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                 370,000           357,668


17           |                  Oppenheimer Commodity Strategy Total Return Fund

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                Principal
                                                                   Amount             Value
-------------------------------------------------------------------------------------------
MEDIA CONTINUED
Time Warner, Inc.:
5.50% Nts., 11/15/11                                         $  1,440,000      $  1,452,583
6.75% Sr. Unsec. Unsub. Nts., 4/15/11                           2,390,000         2,524,495
                                                                               ------------
                                                                                 12,644,122
-------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07         1,450,000         1,475,724
-------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.1%
-------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
CVS Corp., 4% Sr. Unsec. Nts., 9/15/09                            910,000           884,133
-------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13              2,190,000         2,193,392
-------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                    2,820,000         2,938,815
                                                                               ------------
                                                                                  6,016,340
-------------------------------------------------------------------------------------------
TOBACCO--0.5%
Philip Morris Cos., 7.20% Unsec. Nts., 2/1/07                   1,700,000         1,702,846
-------------------------------------------------------------------------------------------
ENERGY--4.0%
-------------------------------------------------------------------------------------------
OIL & GAS--4.0%
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub.
Nts., 8/1/12                                                      320,000           322,977
-------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr. Unsec.
Unsub. Nts., 2/1/11                                             1,430,000         1,538,378
-------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                    275,000           280,036
7.75% Sr. Unsec. Nts., 2/15/12                                    180,000           198,757
-------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.50% Sr. Unsec.
Nts., 11/1/10                                                   1,475,000         1,582,218
-------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375% Sr. Unsec. Nts., 10/1/07               920,000           912,711
-------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec.
Unsub. Nts., 2/1/09 5                                           4,760,000         5,005,140
-------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts.,
Cl. A1, 6/15/10 7                                               3,525,000         3,486,983
-------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                               755,000           765,981
7.625% Sr. Unsec. Nts., 2/15/12                                    65,000            70,251
-------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13               380,000           388,489
                                                                               ------------
                                                                                 14,551,921
-------------------------------------------------------------------------------------------
FINANCIALS--8.7%
-------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Amvescap plc, 5.90% Sr. Unsec. Nts., 1/15/07                    3,340,000         3,341,199
-------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub.
Nts., 2/15/08 5                                                   170,000           167,149
                                                                               ------------
                                                                                  3,508,348
-------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.9%
ABN Amro Bank NV (Chicago Branch), 7.125% Unsec. Sub.
Nts., 6/18/07                                                   2,580,000         2,604,304
-------------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08                      800,000           792,245
                                                                               ------------
                                                                                  3,396,549
-------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Bank of America Corp., 3.875% Nts., 1/15/08 5                     180,000           177,407
-------------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12                                 280,000           292,414
-------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                 160,000           158,412
-------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08                             290,000           285,590
-------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                 180,000           180,579
                                                                               ------------
                                                                                  1,094,402


18           |                  Oppenheimer Commodity Strategy Total Return Fund

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                Principal
                                                                   Amount             Value
-------------------------------------------------------------------------------------------
INSURANCE--2.2%
Allstate Financial Global Funding, 5.25%
Nts., 2/1/07 7                                               $    110,000      $    109,981
-------------------------------------------------------------------------------------------
John Hancock Global Funding II, 5% Nts., 7/27/07 7                890,000           887,122
-------------------------------------------------------------------------------------------
Lincoln National Corp., 5.25% Sr. Unsec. Nts., 6/15/07          1,310,000         1,307,388
-------------------------------------------------------------------------------------------
Loews Corp., 6.75% Unsec. Nts., 12/15/06                        2,520,000         2,520,451
-------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                 410,000           401,018
-------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 7                   660,000           643,507
-------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 7.65% Surplus
Nts., 7/1/07 7                                                    370,000           375,522
-------------------------------------------------------------------------------------------
Torchmark Corp., 6.25% Nts., 12/15/06 5                         1,830,000         1,830,077
                                                                               ------------
                                                                                  8,075,066
-------------------------------------------------------------------------------------------
REAL ESTATE--1.9%
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                     3,130,000         3,463,636
-------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12            1,720,000         1,692,007
-------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub.
Nts., 6/15/07                                                   1,555,000         1,554,325
                                                                               ------------
                                                                                  6,709,968
-------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.4%
Countrywide Home Loans, Inc.:
5.50% Nts., Series K, 2/1/07 5                                    230,000           230,018
5.625% Nts., Series K, 5/15/07                                  1,830,000         1,832,018
-------------------------------------------------------------------------------------------
MGIC Investment Corp., 6% Sr. Unsec. Nts., 3/15/07              1,870,000         1,872,111
-------------------------------------------------------------------------------------------
Washington Mutual, Inc., 5.625% Sr. Unsec.
Nts., 1/15/07 5                                                 4,550,000         4,550,896
                                                                               ------------
                                                                                  8,485,043
-------------------------------------------------------------------------------------------
HEALTH CARE--1.2%
-------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                     1,100,000         1,168,079
7.40% Unsec. Nts., 5/15/07                                      2,190,000         2,207,894
-------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 5.20% Sr. Unsec.
Nts., 1/17/07 5                                                   760,000           759,755
                                                                               ------------
                                                                                  4,135,728
-------------------------------------------------------------------------------------------
INDUSTRIALS--2.1%
-------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 7               3,480,000         3,414,374
-------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                     250,000           250,301
                                                                               ------------
                                                                                  3,664,675
-------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Waste Management, Inc., 7.125% Sr. Unsec. Nts., 10/1/07           495,000           500,474
-------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Textron Financial Corp., 5.875% Unsec. Unsub.
Nts., 6/1/07                                                    1,510,000         1,514,223
-------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Erac USA Finance Co., 6.75% Nts., 5/15/07 7                     2,010,000         2,019,901
-------------------------------------------------------------------------------------------
MATERIALS--1.1%
-------------------------------------------------------------------------------------------
CHEMICALS--0.6%
Praxair, Inc., 4.75% Unsec. Nts., 7/15/07                       2,030,000         2,024,397
-------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Barrick Gold Finance Co., 7.50% Unsec. Debs., 5/1/07            1,830,000         1,845,749
-------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.5%
-------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
Telecom Italia Capital, 4% Unsec. Unsub. Nts., 1/15/10            835,000           801,154


19           |                  Oppenheimer Commodity Strategy Total Return Fund

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                 Principal
                                                                    Amount                Value
------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Telecom Italia Capital SpA, 4% Sr. Unsec.
Nts., 11/15/08                                               $     975,000        $     952,267
------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08               1,620,000            1,602,195
------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                     1,475,000            1,631,250
------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 6.125% Nts., 6/15/07 5             1,650,000            1,657,334
------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375% Unsub.
Nts., 12/15/06 5                                                 3,500,000            3,499,888
                                                                                  --------------
                                                                                     10,144,088
-----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Sprint Capital Corp., 6% Sr. Unsec. Nts., 1/15/07                2,565,000            2,565,182
------------------------------------------------------------------------------------------------
UTILITIES--6.5%
------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.8%
Alabama Power Co., 2.80% Sr. Unsec. Unsub. Nts.,
Series Y, 12/1/06                                                2,220,000            2,220,000
------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 4.086% Nts., Series A,
2/16/07 5                                                        2,900,000            2,893,031
------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr.
Nts., 10/1/07                                                      330,000              328,323
------------------------------------------------------------------------------------------------
Pepco Holdings, Inc., 5.50% Unsec. Unsub. Nts., 8/15/07            275,000              275,243
------------------------------------------------------------------------------------------------
Southern Co. Capital Funding, Inc., 5.30% Sr. Unsec.
Unsub. Nts., Series A, 2/1/07                                      730,000              729,379
                                                                                  --------------
                                                                                      6,445,976
------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.5%
Baltimore Gas & Electric Co., 5.25% Unsec. Nts.,
12/15/06                                                         1,760,000            1,759,859
------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--4.2%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B,
9/1/10                                                           1,910,000            2,032,880
------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts.,
11/15/10                                                         4,005,000            4,360,976
------------------------------------------------------------------------------------------------
Panhandle Eastern Pipe Line Co., 2.75% Sr. Unsec.
Nts., Series B, 3/15/07                                          1,720,000            1,707,107
------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                      1,005,000            1,004,737
------------------------------------------------------------------------------------------------
Public Service Co. of New Mexico, 4.40% Sr. Unsec.
Nts., 9/15/08                                                      415,000              408,600
------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10              1,755,000            1,899,880
------------------------------------------------------------------------------------------------
Texas Eastern Transmission Corp., 5.25% Sr. Unsec.
Unsub. Nts., 7/15/07 5                                          3,880,000            3,869,276
                                                                                  --------------
                                                                                     15,283,456
                                                                                  --------------
Total Corporate Bonds and Notes (Cost $128,055,755)                                 128,712,680
------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.9%
------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through
Certificates, Series 2002-1, 4.642%, 11/30/07 2
(Cost $3,119,493)                                                3,140,000            3,125,195
------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--19.5% 8
------------------------------------------------------------------------------------------------
Undivided interest of 62.94% in joint repurchase
agreement (Principal Amount/Value $112,012,000, with a
maturity value of $112,028,428) with UBS Warburg LLC,
5.28%, dated 11/30/06, to be repurchased at
$70,506,339 on 12/1/06, collateralized by Federal
National Mortgage Assn., 6.50%, 10/1/35, with a value
of $114,404,443 (Cost $70,496,000)                              70,496,000           70,496,000
------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $389,991,900)                      108.7%         391,976,486
------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                 (8.7)         (31,359,437)
                                                             -----------------------------------
Net Assets                                                           100.0        $ 360,617,049
                                                             ===================================


20           |                  Oppenheimer Commodity Strategy Total Return Fund

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

Footnotes to Statement of Investments

1. Illiquid security. The aggregate value of illiquid securities as of November 30, 2006 was $2,251,686, which represents 0.62% of the Fund's net assets. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,880,157 or 0.52% of the Fund's net assets as of November 30, 2006.

4. When-issued security or forward commitment to be delivered and settled after November 30, 2006. See accompanying Notes.

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $32,095,423. See accompanying Notes.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,504,055 or 0.42% of the Fund's net assets as of November 30, 2006.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,937,390 or 3.03% of the Fund's net assets as of November 30, 2006.

8. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate,


21           |                  Oppenheimer Commodity Strategy Total Return Fund

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of November 30, 2006, the Fund had purchased $63,179,562 of securities issued on a when-issued basis or forward commitment and sold $25,231,067 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to


22           |                  Oppenheimer Commodity Strategy Total Return Fund

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

CONCENTRATION OF RISKS. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held


23           |                  Oppenheimer Commodity Strategy Total Return Fund

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity futures) inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


24           |                 Oppenheimer Commodity Strategy Total Return Fund

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

As of November 30, 2006, the Fund had outstanding futures contracts as follows:

                                    UNREALIZED            PERCENT
                                  APPRECIATION            OF FUND
CONTRACT DESCRIPTION            (DEPRECIATION)         NET ASSETS
------------------------------------------------------------------
CONTRACTS TO PURCHASE

Agriculture                      $  3,221,178                0.89%
Energy                             10,331,454                2.87
Industrial Metals                     570,881                0.16
Livestock                            (201,466)              (0.06)
Precious Metals                       483,523                0.13
                                 ---------------------------------
                                   14,405,570                3.99
                                 ---------------------------------
CONTRACTS TO SELL
Agriculture                        (1,197,612)              (0.33)
Energy                                (89,193)              (0.02)
Industrial Metals                     (62,416)              (0.02)
Livestock                             (24,825)              (0.01)
                                 ---------------------------------
                                   (1,374,046)              (0.38)
                                 ---------------------------------
                                 $ 13,031,524                3.61%
                                 =================================

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.


25           |                  Oppenheimer Commodity Strategy Total Return Fund

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

STATEMENT OF INVESTMENTS                         November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended November 30, 2006 was as follows:

                                                 PUT
                                                 OPTIONS
                               ----------------------------
                                NUMBER OF        AMOUNT OF
                                CONTRACTS         PREMIUMS
-----------------------------------------------------------
Options outstanding
as of August 31, 2006                  --       $       --
Options written                       102           73,644
Options closed or expired            (102)         (73,644)
                               ----------------------------
Options outstanding
as of November 30, 2006                --       $       --
                               ============================

ILLIQUID SECURITIES

As of November 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


26           |                  Oppenheimer Commodity Strategy Total Return Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2006, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Commodity Strategy Total Return Fund

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007

By: /S/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: January 9, 2007